Leases - Summary of Movement in Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Movements In Lease Liabilities [Line Items]
Opening balance	$ 191,907	$ 178,892
Interest payment on lease liabilities	(12,657)	(13,689)	$ (14,782)
Rent concessions	21	416
Closing balance	166,994	191,907	$ 178,892
Cash Out flows [Member]
Disclosure Of Movements In Lease Liabilities [Line Items]
Principal payment of lease liabilities	(26,235)	(23,073)
Interest payment on lease liabilities	(12,826)	(13,442)
Non Cash Adjustments [Member]
Disclosure Of Movements In Lease Liabilities [Line Items]
On acquisition (Refer Note 4(b))	1,521	0
Additions	5,403	25,506
Terminations/modifications	2,282	1,313
Interest accrued	12,657	13,689
Rent concessions	(21)	(416)
Translation adjustments	$ (7,694)	$ 9,438